Inventories	9 Months Ended
Sep. 30, 2020
Disclosure Of Inventories Abstract
Inventories
5.	INVENTORIES

	September 30	December 31
	2020	2019
	$	$
Ore stockpiles	588	186
Concentrate inventory	89	588
Production spare parts	2,154	2,402
Obsolescence Provision - spare parts	(468)	(561)
	2,363	2,615